Acquisitions - Summary of Purchase Price (Details) - USD ($) $ / shares in Units, $ in Thousands	May 10, 2018	Jun. 30, 2018	May 09, 2018	Dec. 31, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Common stock value		$ 542		$ 312	$ 312
Stone Energy Corporation
Business Acquisition [Line Items]
Stone Energy common stock - issued and outstanding as of May 9, 2018			20,038,000
Stone Energy common stock price	$ 35.49
Common stock value	$ 711,149
Stone Energy common stock warrants - issued and outstanding as of May 9, 2018			3,528,000
Stone Energy common stock warrants price	$ 5.90
Common stock warrants value	$ 20,815
Total consideration and fair value	$ 731,964